INCOME TAXES - Components of Income Tax (Benefit) Provision from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ (969)	$ 51	$ 1,972	$ 4,789
State and local			54	16	197	134
Foreign			1,139	2,029	5,865	6,449
Total current expense (benefit)			224	2,096	8,034	11,372
Deferred:
Federal			(2,192)	(4,262)	(1,802)	(5,148)
State and local			138	(259)	336	(1,006)
Foreign			(788)	(1,057)	(9,034)	94
Total deferred (benefit) expense	$ 3,402	$ (648)	(2,842)	(5,578)	(10,500)	(6,060)
Total (benefit) provision for income taxes	$ (3,682)	$ (3,118)	$ (2,618)	$ (3,482)	$ (2,466)	$ 5,312